FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04787
                                   ---------

                 FRANKLIN NEW YORK TAX-FREE TRUST
                 --------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -----------------------------------------------
         (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period:  12/31/06
                           --------



Item 1. Schedule of Investments.


Franklin New York Tax-Free Trust

QUARTERLY STATEMENTS OF INVESTMENTS
DECEMBER 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin New York Insured Tax-Free Income Fund ............................    3

Franklin New York Intermediate-Term Tax-Free Income Fund ..................    7

Franklin New York Limited-Term Tax-Free Income Fund .......................   12

Franklin New York Tax-Exempt Money Fund ...................................   14

Notes to Statements of Investments ........................................   17


                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.4%
  MUNICIPAL BONDS 97.4%
  NEW YORK 97.4%
  Amherst IDA Civic Facility Revenue, University of Buffalo Foundation, Student Housing,
   Creekside Project, Series A, AMBAC Insured, 5.00%, 8/01/32 ..................................   $      2,785,000   $   2,937,952
  Babylon IDA Civic Facility Revenue, Winthrop South Nassau University Health Systems East Inc.
   Project, Series A, AMBAC Insured, 6.00%, 8/01/24 ............................................          4,020,000       4,275,431
  Brookhaven GO, Series B, MBIA Insured, 7.00%, 5/01/09 ........................................            200,000         214,792
  Buffalo Municipal Water Finance Authority Water System Revenue, FSA Insured, Pre-Refunded,
   6.00%,
     7/01/26 ...................................................................................          1,185,000       1,264,205
     7/01/29 ...................................................................................          3,000,000       3,200,520
  Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/09 ................            900,000         961,470
  Eastport South Manor Central School District GO, FGIC Insured, Pre-Refunded, 5.00%,
   6/15/20 .....................................................................................          1,000,000       1,078,700
  Erie County GO, Sewer District, Series B, MBIA Insured, 5.00%, 12/01/35 ......................          2,000,000       2,123,920
  Fredonia Central School District GO, Refunding, FGIC Insured, 5.00%, 6/01/19 .................          2,300,000       2,404,604
  Hempstead Town IDA Civic Facilities Revenue, Hofstra University Project, MBIA Insured,
   5.80%, 7/01/15 ..............................................................................          1,340,000       1,367,403
  Irvington Union Free School District GO, Refunding, FSA Insured, 5.00%, 4/01/32 ..............          5,330,000       5,669,947
  Long Island Power Authority Electric System Revenue, General,
     Refunding, Series A, XLCA Insured, 5.00%, 12/01/26 ........................................          5,000,000       5,344,150
     Series A, FSA Insured, Pre-Refunded, 5.125%, 12/01/22 .....................................          5,000,000       5,153,250
     Series A, MBIA Insured, Pre-Refunded, 5.75%, 12/01/24 .....................................          1,540,000       1,600,306
  Madison County IDA Civic Facility Revenue,
     Colgate University Project, Series A, AMBAC Insured, 5.00%, 7/01/35 .......................          6,165,000       6,568,623
     College University Project, Series A, MBIA Insured, 5.00%, 7/01/39 ........................          3,750,000       3,955,912
     Morrisville State College Foundation, Series A, CIFG Insured, 5.00%, 6/01/37 ..............          1,000,000       1,058,420
  Middle Country Central School District Centereach GO, FSA Insured, 4.875%, 6/01/20 ...........          1,650,000       1,715,818
  Monroe County IDA Civic Facility Revenue, Nazareth College Rochester Project, MBIA Insured,
     5.25%, 10/01/21 ...........................................................................          1,520,000       1,626,066
     5.00%, 10/01/31 ...........................................................................          3,100,000       3,257,449
  Mount Sinai Union Free School District, Refunding, AMBAC Insured, 6.20%, 2/15/13 .............          1,055,000       1,197,467
  MTA Commuter Facilities Revenue, Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/23 .........          3,000,000       3,168,930
  MTA Dedicated Tax Fund Revenue,
     Refunding, Series A, MBIA Insured, 5.00%, 11/15/30 ........................................          8,000,000       8,409,840
     Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ......................................          2,500,000       2,680,300
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 .....................................          2,000,000       2,121,080
     Series A, MBIA Insured, 5.00%, 11/15/35 ...................................................          6,000,000       6,419,100
  MTA Revenue, Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ..............................          4,000,000       4,302,120
  MTA Service Contract Revenue,
     Refunding, AMBAC Insured, 5.00%, 7/01/30 ..................................................          7,000,000       7,328,020
     Series B, MBIA Insured, 5.00%, 1/01/31 ....................................................          3,000,000       3,139,050
  Nassau County GO, Public Improvement, Series E, FSA Insured, Pre-Refunded, 6.00%,
   3/01/20 .....................................................................................          1,510,000       1,618,599
  Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
   Pre-Refunded, 5.75%, 8/01/29 ................................................................          2,655,000       2,841,859


                                         Quarterly Statements of Investments | 3

Franklin New York Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York City GO,
     Series A, MBIA Insured, 6.00%, 5/15/30 ....................................................   $         15,000   $      16,140
     Series A, MBIA Insured, Pre-Refunded, 6.00%, 5/15/30 ......................................          1,985,000       2,154,142
     Series I, MBIA Insured, 5.00%, 4/15/29 ....................................................          2,930,000       3,019,863
     Series I, MBIA Insured, Pre-Refunded, 5.00%, 4/15/29 ......................................             70,000          72,832
  New York City Health and Hospital Corp. Revenue, Health System, Series A, FSA Insured,
   5.125%, 2/15/23 .............................................................................          3,890,000       4,103,289
  New York City IDA Civic Facility Revenue,
     Ethical Culture School Project, Series B-1, XLCA Insured, 5.00%, 6/01/35 ..................          5,000,000       5,306,200
     Polytechnic Prep Country Day School, FSA Insured, 5.375%, 5/01/29 .........................            980,000       1,033,743
  New York City IDAR, Queens Baseball Stadium-Pilot, AMBAC Insured, 4.75%, 1/01/42 .............          2,000,000       2,056,100
  New York City Municipal Water Authority Revenue, Refunding, Series E, FGIC Insured, 5.00%,
   6/15/26 .....................................................................................          1,000,000       1,048,240
  New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Refunding, Series B, FGIC Insured, 5.125%, 6/15/31 ........................................          5,000,000       5,239,450
     Series B, MBIA Insured, Pre-Refunded, 5.50%, 6/15/27 ......................................          5,000,000       5,093,050
     Series G, FSA Insured, 5.00%, 6/15/34 .....................................................          3,000,000       3,118,560
  New York City Transitional Finance Authority Revenue, Future Tax Secured,
     Series A, FGIC Insured, 5.00%, 5/01/28 ....................................................          5,915,000       6,149,825
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/28 ......................................             85,000          89,792
     Series C, 4.75%, 5/01/23 ..................................................................          1,800,000       1,832,130
     Series D, MBIA Insured, 5.00%, 2/01/22 ....................................................          2,000,000       2,107,960
  New York City Transportation Authority MTA Triborough Bridge and Tunnel Authority COP,
   AMBAC Insured, Pre-Refunded, 5.75%, 1/01/20 .................................................          3,000,000       3,210,990
  New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
   Pre-Refunded, 5.25%, 1/01/29 ................................................................          3,500,000       3,696,910
  New York City Trust Cultural Resources Revenue,
     American Museum of Natural History, Series A, MBIA Insured, 5.65%, 4/01/27 ................          2,000,000       2,029,340
     Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 .......................          7,500,000       7,950,225
  New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
   AMBAC Insured, 5.00%,
     11/15/35 ..................................................................................          5,675,000       6,038,086
     11/15/44 ..................................................................................         13,000,000      13,732,810
  New York State Appropriated Tobacco Corp. Revenue, Asset-Backed, Series A-1,
   AMBAC Insured, 5.25%, 6/01/21 ...............................................................          6,000,000       6,451,620
  New York State Dormitory Authority Lease Revenue, Master Boces Program, Series
   A, FSA Insured, 5.25%, 8/15/21 ..............................................................          1,740,000       1,837,492
  New York State Dormitory Authority Revenue,
     Iona College, XLCA Insured, 5.125%, 7/01/32 ...............................................          4,000,000       4,242,160
     School Districts Financing Program, Series D, MBIA Insured, 5.25%, 10/01/23 ...............          1,750,000       1,885,310
     School Districts Financing Program, Series D, MBIA Insured, 5.00%, 10/01/30 ...............          1,750,000       1,842,540
  New York State Dormitory Authority Revenues,
     853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19 .....................          1,340,000       1,417,693
     City University System Consolidated, Third General, Series 1, FSA Insured, Pre-Refunded,
      5.50%, 7/01/29 ...........................................................................          1,585,000       1,672,207
     Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 ............          2,000,000       2,094,900


4 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Dormitory Authority Revenues, (continued)
     Insured Mortgage Nursing Home, MBIA Insured, 5.40%, 2/01/31 ...............................   $        400,000   $     429,704
     Insured Mortgage Nursing Home, MBIA Insured, 5.50%, 2/01/41 ...............................          1,880,000       2,020,098
     Maimonides Medical Center, MBIA Insured, 5.00%, 8/01/24 ...................................          6,540,000       6,915,396
     Maimonides Medical Center, Series A, MBIA Insured, 5.75%, 8/01/24 .........................          1,500,000       1,517,280
     Mental Health Services, Refunding, Series B, MBIA Insured, 5.00%, 2/15/24 .................            285,000         294,388
     Mental Health Services, Series B, MBIA Insured, Pre-Refunded, 5.00%, 2/15/24 ..............          1,975,000       2,050,682
     Mental Health Services, Series D, FSA Insured, Pre-Refunded, 5.25%, 2/15/29 ...............          2,000,000       2,100,633
     Mental Health Services Facilities Improvement, Series A, MBIA Insured, Pre-Refunded,
      5.25%, 8/15/26 ...........................................................................          2,570,000       2,750,954
     Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33 .........................................         11,000,000      11,635,580
     New York University, Series 2, AMBAC Insured, 5.00%, 7/01/23 ..............................            885,000         921,427
     Non State Supported Debt, Educational Housing Services, Student, AMBAC Insured, 5.25%,
      7/01/30 ..................................................................................          5,150,000       5,994,909
     Non State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/29 ..........          2,500,000       2,648,550
     Non State Supported Debt, The New School, Refunding, MBIA Insured, 5.00%, 7/01/36 .........          5,000,000       5,338,700
     Non State Supported Debt, NYSARC Inc., Refunding, Series A, FSA Insured, 5.00%,
      7/01/34 ..................................................................................          5,510,000       5,854,430
     NYSARC Inc., Series A, FSA Insured, 5.00%, 7/01/26 ........................................          1,700,000       1,802,782
     Pace University, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ...............................          6,500,000       6,698,445
     Pace University, MBIA Insured, Pre-Refunded, 6.00%, 7/01/29 ...............................          3,000,000       3,263,820
     Series 1, MBIA Insured, 5.00%, 7/01/24 ....................................................          2,000,000       2,106,340
     Siena College, MBIA Insured, 5.00%, 7/01/31 ...............................................          3,500,000       3,671,010
     Siena College, MBIA Insured, Pre-Refunded, 5.70%, 7/01/17 .................................          2,000,000       2,060,580
     St. John's University, Series A, MBIA Insured, 5.25%, 7/01/30 .............................          3,500,000       3,732,820
     State Supported Debt, Lease, State University Dormitory Facilities, Series A, MBIA Insured,
      5.00%, 7/01/36 ...........................................................................          5,170,000       5,520,216
     University of Rochester, Refunding, Series A, MBIA Insured, 5.00%, 7/01/27 ................          1,000,000       1,024,500
     Upstate Community Colleges, MBIA Insured, Pre-Refunded, 5.125%, 7/01/30 ...................          5,945,000       6,298,490
     Wildwood Programs Inc., Refunding, MBIA Insured, 5.875%, 7/01/15 ..........................          1,000,000       1,020,810
  New York State Energy Research and Development Authority PCR, Central Hudson Gas,
   Refunding, Series A, AMBAC Insured, 5.45%, 8/01/27 ..........................................          3,500,000       3,690,575
  New York State Environmental Facilities Corp. Water Facilities Revenue, Spring Valley Water
   Project, Refunding, Series B, AMBAC Insured, 6.15%, 8/01/24 .................................          3,000,000       3,002,310
  New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A,
   AMBAC Insured, 5.25%, 5/15/31 ...............................................................          4,000,000       4,231,040
  New York State Thruway Authority General Revenue, AMBAC Insured, 5.00%, 1/01/30 ..............         11,900,000      12,631,850
  New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Series B,
   MBIA Insured, Pre-Refunded, 4.90%, 4/01/20 ..................................................          2,120,000       2,240,925
  New York State Urban Development Corp. Revenue, Correctional Facilities Service Contract,
   Series C, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 .......................................         11,200,000      11,825,296
  Niagara Falls City School District COP, High School Facility, MBIA Insured, Pre-Refunded,
   5.375%, 6/15/28 .............................................................................          2,000,000       2,069,440
  Niagara Falls Public Improvement GO, MBIA Insured, 6.85%, 3/01/19 ............................              5,000           5,025
  North Hempstead GO, Refunding, Series B, FGIC Insured, 6.40%,
     4/01/15 ...................................................................................          1,065,000       1,264,261
     4/01/16 ...................................................................................          1,000,000       1,202,690


                                         Quarterly Statements of Investments | 5

Franklin New York Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project,
   XLCA Insured, 5.00%, 12/15/30 ...............................................................   $      1,805,000   $   1,938,101
  Rensselaer City School District COP, XLCA Insured, 5.00%, 6/01/36 ............................          9,000,000       9,568,890
  Rensselear County GO, AMBAC Insured, 6.70%, 2/15/11 ..........................................            810,000         902,883
  Sachem Central School District Holbrook GO, MBIA Insured, Pre-Refunded, 5.00%,
   6/15/30 .....................................................................................          1,000,000       1,078,700
  Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%, 10/15/32 ...........         10,000,000      10,621,100
  Schenectady IDA Civic Facility Revenue,
     Schaffer Heights, Series A, GNMA Secured, 6.00%, 11/01/30 .................................          3,000,000       3,199,440
     Schaffer Heights, Series A, GNMA Secured, 6.05%, 11/01/35 .................................          2,375,000       2,528,710
     Union College Project, Series A, AMBAC Insured, 5.00%, 7/01/32 ............................          2,395,000       2,515,373
  St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A,
   MBIA Insured, 5.00%, 7/01/28 ................................................................          2,455,000       2,533,462
  Taconic Hills Central School District at Craryville GO, Columbia County, Refunding,
   FGIC Insured, 5.00%, 6/15/27 ................................................................          1,295,000       1,362,327
  Triborough Bridge and Tunnel Authority Revenues, General Purpose, Series B, MBIA Insured,
   Pre-Refunded, 5.20%, 1/01/27 ................................................................          1,000,000       1,152,680
  Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue,
     AMBAC Insured, Pre-Refunded, 5.75%, 8/01/29 ...............................................            550,000         584,391
     Series A, FSA Insured, Pre-Refunded, 5.125%, 10/01/26 .....................................          2,000,000       2,042,980
  Warren and Washington Counties IDA Civic Facility Revenue, Series B, FSA Insured, 5.00%,
   12/01/27 ....................................................................................          3,680,000       3,911,509
  Westchester County Health Care Corp. Revenue, Series B, 5.375%, 11/01/30 .....................          1,500,000       1,588,215
                                                                                                                      -------------
  TOTAL LONG TERM INVESTMENTS (COST $355,717,655) ..............................................                        374,913,619
                                                                                                                      -------------
  SHORT TERM INVESTMENTS 1.4%
  MUNICIPAL BONDS 1.4%
  NEW YORK 1.4%
a Jay Street Development Corp. Courts Facility Lease Revenue,
     Jay Street Project, Series A, Daily VRDN and Put, 3.92%, 5/01/22 ..........................            700,000         700,000
     New York City Jay Street Project, Series A-4, Daily VRDN and Put, 3.92%, 5/01/22 ..........            400,000         400,000
a Long Island Power Authority Electric System Revenue, Sub Series 3B, Daily VRDN and Put,
   3.88%, 5/01/33 ..............................................................................          1,900,000       1,900,000
a New York City GO,
     Sub Series E-3, Daily VRDN and Put, 3.92%, 8/01/23 ........................................          1,000,000       1,000,000
     Sub Series H-4, Daily VRDN and Put, 3.90%, 3/01/34 ........................................          1,500,000       1,500,000
                                                                                                                      -------------
  TOTAL SHORT TERM INVESTMENTS (COST $5,500,000) ...............................................                          5,500,000
                                                                                                                      -------------
  TOTAL INVESTMENTS (COST $361,217,655) 98.8% ..................................................                        380,413,619
  OTHER ASSETS, LESS LIABILITIES 1.2% ..........................................................                          4,581,927
                                                                                                                      -------------
  NET ASSETS 100.0% ............................................................................                      $ 384,995,546
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 16.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.7%
  MUNICIPAL BONDS 98.7%
  NEW YORK 93.1%
  Albany County Airport Authority Revenue, Series B, FSA Insured, 4.75%, 12/15/13 ..............   $      1,850,000   $   1,904,778
  Albany IDA Civic Facility Revenue,
     Albany Medical Center Project, 5.75%, 5/01/09 .............................................            780,000         787,262
     St. Rose Project, Series A, AMBAC Insured, 5.00%, 7/01/12 .................................            420,000         441,865
  Amherst IDA Civic Facility Revenue,
     Mandatory Put 10/01/11, Refunding, Series A, Radian Insured, 4.20%, 10/01/31 ..............          4,335,000       4,381,211
     University of Buffalo Foundation, Student Housing, Creekside Project, Series A,
      AMBAC Insured, 4.625%, 8/01/16 ...........................................................          1,030,000       1,083,900
  Bath Central School District GO, Refunding,
     FGIC Insured, 4.00%, 6/15/19 ..............................................................          1,850,000       1,853,552
     FSA Insured, 5.10%, 6/15/13 ...............................................................            775,000         802,722
  Buffalo GO,
     Refunding, Series C, FGIC Insured, 5.25%, 12/01/15 ........................................          1,225,000       1,312,881
     Series E, FSA Insured, Pre-Refunded, 5.35%, 12/01/12 ......................................            880,000         928,567
  Byram Hills Central School District GO, ETM, 4.00%, 11/15/10 .................................          1,375,000       1,396,120
  Canisteo Central School District GO, Refunding, FSA Insured, 4.25%, 6/15/14 ..................          1,080,000       1,108,501
  Clarence Central School District GO, Refunding, FSA Insured, 4.75%, 5/15/15 ..................          2,390,000       2,512,177
  Connetquot Central School District Islip GO, Series B, FSA Insured, 4.40%, 6/15/16 ...........          1,000,000       1,028,630
  Dansville Central School District GO, Refunding, Series B, FGIC Insured,
     4.25%, 6/15/11 ............................................................................            930,000         953,855
     4.35%, 6/15/12 ............................................................................            870,000         900,259
     4.45%, 6/15/13 ............................................................................            995,000       1,032,989
  Erie County GO,
     FGIC Insured, 4.70%, 11/01/12 .............................................................            700,000         719,509
     Public Improvement, Series A, FGIC Insured, 5.625%, 10/01/12 ..............................          1,000,000       1,063,040
  Fayetteville-Manlius Central School District GO, Refunding, FGIC Insured, 4.50%, 6/15/15 .....          1,095,000       1,144,593
  Fredonia Central School District GO, Refunding, FGIC Insured, 4.125%, 6/01/09 ................          1,000,000       1,012,900
  Guilderland Central School District, Refunding, Series A, FSA Insured, 4.00%, 5/15/10 ........          1,260,000       1,274,994
  Harborfields Central School District Greenlawn GO, FSA Insured, 5.00%, 6/01/17 ...............          2,105,000       2,217,049
  Highland Central School District GO, Refunding, FSA Insured, 4.125%, 6/15/16 .................          1,080,000       1,098,166
  Holland Patent Central School District GO, MBIA Insured, ETM, 4.25%,
     6/15/09 ...................................................................................          1,125,000       1,143,023
     6/15/10 ...................................................................................          1,125,000       1,149,592
  Huntington GO, Public Improvement, 4.20%, 9/01/13 ............................................          1,230,000       1,252,078
  Islip Union Free School District No. 002 GO, Refunding, FGIC Insured, 5.00%, 7/01/18 .........          2,215,000       2,403,031
  Long Island Power Authority Electric System Revenue,
     General, Refunding, Series A, FGIC Insured, 5.00%, 12/01/19 ...............................          8,000,000       8,647,920
     MBIA Insured, Pre-Refunded, 5.125%, 4/01/11 ...............................................          1,410,000       1,450,678
     Refunding, Series 8, AMBAC Insured, 5.25%, 4/01/09 ........................................          2,000,000       2,068,600
  Madison County IDA Civic Facility Revenue, Morrisville State College Foundation, Series A,
   CIFG Insured, 5.00%, 6/01/15 ................................................................          1,000,000       1,078,920
  Middle Country Central School District Centereach GO, FSA Insured, 4.75%, 6/01/17 ............          1,650,000       1,715,208
  Monroe County GO, Public Improvement, FGIC Insured, 4.30%, 3/01/13 ...........................          3,015,000       3,096,254
  Montgomery Otsego Schoharie Counties Solid Waste Management Authority Revenue,
   Refunding, MBIA Insured, 4.00%, 1/01/13 .....................................................          1,920,000       1,952,755


                                         Quarterly Statements of Investments | 7

Franklin New York Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  MTA Transit Facilities Revenue,
     Series A, Pre-Refunded, 6.00%, 7/01/15 ....................................................   $      1,500,000   $   1,584,690
     Series C, FSA Insured, Pre-Refunded, 4.75%, 7/01/16 .......................................          1,915,000       2,017,462
  Nassau County GO,
     General Improvements, Series V, AMBAC Insured, 5.25%, 3/01/13 .............................          1,000,000       1,022,550
     Refunding, Series A, FGIC Insured, 6.00%, 7/01/11 .........................................          1,000,000       1,095,680
  Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding, Series H,
   AMBAC Insured, 5.25%, 11/15/17 ..............................................................          1,500,000       1,643,385
  Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
   Pre-Refunded, 6.00%, 8/01/10 ................................................................          1,000,000       1,076,470
  New York Bridge Authority Revenue, General, 4.125%, 1/01/13 ..................................          4,000,000       4,082,320
  New York City GO,
     Refunding, Series F, 5.25%, 8/01/13 .......................................................          1,095,000       1,166,339
     Refunding, Series G, XLCA Insured, 5.50%, 8/01/12 .........................................          2,000,000       2,175,600
     Series D, 4.30%, 10/15/16 .................................................................          3,000,000       3,067,140
     Series H, 4.125%, 8/01/11 .................................................................          1,560,000       1,585,007
  New York City Health and Hospital Corp. Revenue, Health System,
     Refunding, Series A, AMBAC Insured, 4.60%, 2/15/12 ........................................          1,000,000       1,023,840
     Series A, FSA Insured, 4.15%, 2/15/12 .....................................................            750,000         763,815
     Series A, FSA Insured, 4.30%, 2/15/13 .....................................................          1,000,000       1,020,210
  New York City IDA Civic Facility Revenue, Institute of International Education Inc. Project,
   5.125%, 9/01/16 .............................................................................          2,320,000       2,426,790
  New York City Transitional Finance Authority Revenue, Future Tax Secured,
     Series A, 4.75%, 11/15/13 .................................................................          1,000,000       1,033,840
     Series B, 4.75%, 11/01/16 .................................................................          2,200,000       2,270,598
     Series B, Pre-Refunded, 6.00%, 11/15/13 ...................................................          1,000,000       1,085,210
  New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
   AMBAC Insured, 5.00%, 11/15/20 ..............................................................          5,775,000       6,211,070
  New York State Appropriated Tobacco Corp. Revenue, Asset-Backed, Series A-1,
   AMBAC Insured, 5.25%, 6/01/21 ...............................................................          4,200,000       4,516,134
  New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities,
   Series A, Pre-Refunded, 5.50%, 7/01/12 ......................................................          1,815,000       1,941,996
  New York State Dormitory Authority Revenue,
     Mount St. Mary College, Radian Insured, 4.00%, 7/01/12 ....................................          2,080,000       2,085,075
     Teachers College, MBIA Insured, 4.00%, 7/01/12 ............................................          1,000,000       1,017,270
  New York State Dormitory Authority Revenues,
     City University, Refunding, Series F, FGIC Insured, 5.75%, 7/01/09 ........................          1,000,000       1,035,230
     Department of Health, Refunding, Sub Series 2, FGIC Insured, 5.00%, 7/01/18 ...............          5,000,000       5,347,600
     FSA Insured, 5.125%, 2/15/07 ..............................................................          1,000,000       1,001,590
     Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/17 ........................................          1,720,000       1,845,336
     Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/19 ........................................          1,895,000       2,022,837
     Insured Mortgage Nursing Home, MBIA Insured, 4.60%, 2/01/11 ...............................             40,000          40,031
     Mandatory Put 5/15/12, Refunding, Series B, 5.25%, 11/15/23 ...............................          2,000,000       2,138,440
     Montefiore Hospital, FGIC Insured, 5.00%, 2/01/18 .........................................          2,975,000       3,184,827
     New York State Department of Health, Refunding, 5.25%, 7/01/17 ............................          5,000,000       5,411,200
     Non State Supported Debt, Bishop Henry B Hucles Nursing, 5.00%, 7/01/24 ...................          4,765,000       5,091,641


8 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Dormitory Authority Revenues, (continued)
     Office of General Services, MBIA Insured, 5.00%, 4/01/18 ..................................   $      2,000,000   $   2,064,140
     Secured Hospital, Catskill Regional, Refunding, FGIC Insured, 5.25%, 2/15/18 ..............          2,300,000       2,510,749
     St. John's University, Series A, MBIA Insured, 5.00%, 7/01/14 .............................            750,000         795,090
     State Supported Debt, Lease, State University Dormitory Facilities, Series A, MBIA Insured,
      5.00%, 7/01/21 ...........................................................................          1,980,000       2,133,470
     State Supported Debt, Lease, State University Dormitory Facilities, Series A, MBIA Insured,
      5.00%, 7/01/22 ...........................................................................          1,730,000       1,862,674
     State University, Capital Appreciation Bond, Refunding, Series B, MBIA Insured, zero cpn.,
      5/15/08 ..................................................................................          3,000,000       2,853,300
     Supported Debt, State University Dormitory Facilities, Series B, MBIA Insured, 5.00%,
      7/01/17 ..................................................................................          2,875,000       3,116,874
     University of Rochester, Series A, 5.25%, 7/01/21 .........................................            500,000         541,460
  New York State Energy Research and Development Authority PCR, New York State Electric
   and Gas,
     MBIA Insured, 4.10%, 3/15/15 ..............................................................          2,000,000       2,023,760
     Series B, MBIA Insured, 4.00%, 10/15/15 ...................................................          5,000,000       5,034,700
     Series D, MBIA Insured, 4.10%, 12/01/15 ...................................................          2,000,000       2,023,000
  New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
   Revolving Funds, Series B,
     5.80%, 1/15/16 ............................................................................          1,010,000       1,072,499
     Pre-Refunded, 5.80%, 1/15/16 ..............................................................          1,490,000       1,583,691
  New York State HFAR, Health Facilities of New York City, Refunding, Series A, 6.00%,
   11/01/08 ....................................................................................          3,045,000       3,089,975
  New York State Local Government Assistance Corp. Revenue, Refunding, Series B,
   MBIA Insured, 4.875%, 4/01/20 ...............................................................          3,750,000       3,841,387
  New York State Thruway Authority General Revenue, Series F, AMBAC Insured, 5.00%,
   1/01/22 .....................................................................................          6,535,000       6,992,058
  New York State Thruway Authority Highway and Bridge Trust Fund Revenue,
     FSA Insured, 5.25%, 4/01/12 ...............................................................          1,620,000       1,742,553
     Series C, FGIC Insured, Pre-Refunded, 5.25%, 4/01/14 ......................................          2,000,000       2,060,720
  New York State Urban Development Corp. Revenue,
     Correctional Capital Facilities, Refunding, MBIA Insured, 5.00%, 1/01/09 ..................          1,525,000       1,566,556
     Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded, 6.00%,
      1/01/15 ..................................................................................          1,000,000       1,055,830
     State Personal Income Tax, Series C-1 Empire State, 4.125%, 12/15/16 ......................          1,490,000       1,516,567
     State Personal Income Tax, Series C-1 Empire State, 4.25%, 12/15/17 .......................          1,955,000       1,998,636
     Youth Facilities, Pre-Refunded, 5.75%, 4/01/10 ............................................            400,000         409,988
  North Hempstead GO, FGIC Insured, Pre-Refunded, 6.00%, 7/15/14 ...............................          1,715,000       1,831,071
  Olean City School District GO, Refunding, FGIC Insured,
     4.00%, 6/15/12 ............................................................................          1,065,000       1,083,776
     4.375%, 6/15/17 ...........................................................................          1,335,000       1,373,755
  Rochester GO,
     MBIA Insured, ETM, 4.125%, 2/15/10 ........................................................            520,000         528,419
     Refunding, MBIA Insured, 4.125%, 2/15/10 ..................................................            490,000         497,208
  Sales Tax Asset Receivable Corp. Revenue, Series A, MBIA Insured, 5.25%, 10/15/18 ............          5,000,000       5,477,050


                                         Quarterly Statements of Investments | 9

Franklin New York Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  Saratoga Springs City School District GO, Series A, FSA Insured, 4.50%, 6/15/15 ..............   $      1,025,000   $   1,065,313
  Schenectady Metroplex Development Authority Revenue, FGIC Insured, 4.50%, 9/15/21 ............          1,720,000       1,762,880
  Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan Complex,
   AMBAC Insured,
     5.25%, 10/15/14 ...........................................................................          1,435,000       1,505,745
     5.00%, 4/15/16 ............................................................................          1,000,000       1,040,870
  Suffolk County Water Authority Waterworks Revenue, sub. lien, Refunding, MBIA Insured,
   5.10%, 6/01/13 ..............................................................................          2,000,000       2,160,760
  Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Series A-1, 5.50%, 6/01/19 .........          5,000,000       5,452,550
  Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue,
   AMBAC Insured, 5.75%, 4/01/20 ...............................................................          1,000,000       1,069,310
  Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 5.00%,
   5/01/19 .....................................................................................          1,525,000       1,636,462
  Yonkers GO, Series A, AMBAC Insured, 5.00%, 12/15/14 .........................................          1,795,000       1,877,534
  Yorktown Central School District GO, MBIA Insured, 4.625%, 6/15/18 ...........................          1,890,000       1,967,622
                                                                                                                      -------------
                                                                                                                        212,168,804
                                                                                                                      -------------
  U.S. TERRITORIES 5.6%
  PUERTO RICO 3.3%
  Puerto Rico Commonwealth GO, Public Improvement, Assured Guaranty Insured, 5.25%,
   7/01/18 .....................................................................................          1,820,000       2,038,637
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
   Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%,
     3/01/16 ...................................................................................          2,605,000       2,749,786
     3/01/21 ...................................................................................          2,555,000       2,673,296
                                                                                                                      -------------
                                                                                                                          7,461,719
                                                                                                                      -------------
  VIRGIN ISLANDS 2.3%
  Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%, 10/01/11 .......................          3,000,000       3,087,660
  Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.125%,
   7/01/13 .....................................................................................          1,775,000       1,787,106
  Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.00%,
   7/01/09 .....................................................................................            520,000         525,205
                                                                                                                      -------------
                                                                                                                          5,399,971
                                                                                                                      -------------
  TOTAL U.S. TERRITORIES .......................................................................                         12,861,690
                                                                                                                      -------------
  TOTAL LONG TERM INVESTMENTS (COST $218,441,726) ..............................................                        225,030,494
                                                                                                                      -------------


10 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT 0.1%
  MUNICIPAL BOND 0.1%
  NEW YORK (COST $300,000) 0.1%
a New York City GO, Refunding, Series H, Sub Series H-3, FSA Insured, Daily VRDN and Put,
   3.92%, 8/01/14 ..............................................................................   $        300,000   $     300,000
                                                                                                                      -------------
  TOTAL INVESTMENTS (COST $218,741,726) 98.8% ..................................................                        225,330,494
  OTHER ASSETS, LESS LIABILITIES 1.2% ..........................................................                          2,630,266
                                                                                                                      -------------
  NET ASSETS 100.0% ............................................................................                      $ 227,960,760
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 16.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 60.0%
  MUNICIPAL BONDS 60.0%
  NEW YORK 42.9%
  Amherst IDA Civic Facility Revenue, Mandatory Put 10/01/11, Refunding, Series A,
   Radian Insured, 4.20%, 10/01/31 .............................................................   $        410,000   $     414,371
  Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 3.75%,
   10/01/09 ....................................................................................            315,000         313,768
  New York State Dormitory Authority Revenues,
     Kateri Residence, Refunding, 4.00%, 7/01/10 ...............................................            230,000         231,865
     The New York and Presbyterian Hospital, Mortgage, Refunding, Series A, FHA Insured,
      5.00%, 8/15/09 ...........................................................................            250,000         258,080
     Non State Supported Debt, Aids Long Term Health Care Facility, Refunding, 5.00%,
      11/01/11 .................................................................................            250,000         261,117
     White Plains Hospital, Mortgage, FHA Insured, 3.55%, 2/15/10 ..............................            170,000         170,095
  New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
   Series A, 2.75%, 3/15/08 ....................................................................            250,000         246,103
  New York State Urban Development Corp. Correctional and Youth Facilities Service Revenue,
   Mandatory Put 1/01/09, Series A, 4.00%, 1/01/28 .............................................            200,000         201,064
  Rockland County Solid Waste Management Authority Revenue, Series A, AMBAC Insured,
   4.50%, 12/15/08 .............................................................................            400,000         407,384
  Tobacco Settlement Financing Corp. Revenue, Series B-1, 4.00%, 6/01/07 .......................            275,000         275,327
  Warren and Washington Counties IDAR, Hudson Falls Recovery, Refunding, Series A,
   AMBAC Insured, 3.375%, 11/01/10 .............................................................            300,000         297,597
  Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 3.00%,
   5/01/09 .....................................................................................            215,000         211,102
                                                                                                                      -------------
                                                                                                                          3,287,873
                                                                                                                      -------------
  U.S. TERRITORIES 17.1%
  GUAM 1.6%
  Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.75%, 10/01/09 ........            125,000         120,814
                                                                                                                      -------------
  PUERTO RICO 15.5%
  Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding,
   Series C, MBIA Insured, 5.00%, 7/01/28 ......................................................            295,000         301,289
  Puerto Rico Commonwealth Government Development Bank Revenue, senior notes, Series B,
   5.00%, 12/01/08 .............................................................................            400,000         407,856
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
   Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%, 3/01/08 ........            475,000         480,192
                                                                                                                      -------------
                                                                                                                          1,189,337
                                                                                                                      -------------
  TOTAL U.S. TERRITORIES .......................................................................                          1,310,151
                                                                                                                      -------------
  TOTAL LONG TERM INVESTMENTS (COST $4,602,756) ................................................                          4,598,024
                                                                                                                      -------------


12 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 37.9%
  MUNICIPAL BONDS 37.9%
  NEW YORK 37.9%
a Long Island Power Authority Electric System Revenue, Sub Series 2, Daily VRDN and Put,
   3.92%, 5/01/33 ..............................................................................   $        300,000   $     300,000
a MTA Dedicated Tax Fund Revenue, Series D-1, AMBAC Insured, Weekly VRDN and Put, 3.95%,
   11/01/34 ....................................................................................            495,000         495,000
a New York City GO,
     Series B, Sub Series B-5, MBIA Insured, Daily VRDN and Put, 3.90%, 8/15/22 ................            200,000         200,000
     Sub Series A-5, Daily VRDN and Put, 3.88%, 8/01/15 ........................................             50,000          50,000
     Sub Series E-3, Daily VRDN and Put, 3.92%, 8/01/23 ........................................            100,000         100,000
a New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series C,
   FGIC Insured, Daily VRDN and Put, 3.88%, 6/15/22 ............................................            500,000         500,000
  New York State Dormitory Authority Revenues, State Supported Debt, Lease, State University
   Dormitory Facilities, Series A, 4.50%, 7/01/07 ..............................................            355,000         356,438
a Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
   Series 2, Daily VRDN and Put, 3.88%, 5/01/19 ................................................            100,000         100,000
  Rockland County GO, RAN, 4.50%, 3/22/07 ......................................................            400,000         400,640
  Syracuse GO, BAN, Series A, 4.50%, 6/20/07 ...................................................            400,000         401,492
                                                                                                                      -------------
  TOTAL SHORT TERM INVESTMENTS (COST $2,903,546) ...............................................                          2,903,570
                                                                                                                      -------------
  TOTAL INVESTMENTS (COST $7,506,302) 97.9% ....................................................                          7,501,594
  OTHER ASSETS, LESS LIABILITIES 2.1% ..........................................................                            161,896
                                                                                                                      -------------
  NET ASSETS 100.0% ............................................................................                      $   7,663,490
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 16.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 13

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                          PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 99.8%
  MUNICIPAL BONDS 99.8%
  NEW YORK 95.3%
a Jay Street Development Corp. Courts Facility Lease Revenue,
     Jay Street Project, Series A, Daily VRDN and Put, 3.92%, 5/01/22 ..........................   $        200,000   $     200,000
     Jay Street Project, Series A-1, Weekly VRDN and Put, 3.88%, 5/01/22 .......................            500,000         500,000
     New York City Jay Street Project, Series A-4, Daily VRDN and Put, 3.92%, 5/01/22 ..........          2,065,000       2,065,000
  Long Island Power Authority Electric System Revenue,
   a Sub Series 2, Daily VRDN and Put, 3.92%, 5/01/33 ..........................................          2,200,000       2,200,000
   a Sub Series 3B, Daily VRDN and Put, 3.88%, 5/01/33 .........................................          1,000,000       1,000,000
     TECP, 3.50%, 2/08/07 ......................................................................          1,000,000       1,000,000
a Monroe County IDA Civic Facility Revenue, Various St. John Fisher College Project,
   Radian Insured, Weekly VRDN and Put, 3.85%, 6/01/34 .........................................          1,000,000       1,000,000
a MTA Revenue, Transportation, Sub Series G-2, Daily VRDN and Put, 3.88%, 11/01/26 .............          1,900,000       1,900,000
  MTA Transportation Revenue, TECP, 3.55%, 1/25/07 .............................................          1,000,000       1,000,000
a Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding, Series B,
   FSA Insured, Weekly VRDN and Put, 3.85%, 11/15/22 ...........................................          1,900,000       1,900,000
  Nassau County Sewer and Storm Water Finance Authority System Revenue, TECP, 3.56%,
   1/04/07 .....................................................................................          1,500,000       1,500,000
a New York City GO,
     Refunding, Sub Series C-4, Weekly VRDN and Put, 3.86%, 8/01/20 ............................          1,000,000       1,000,000
     Sub Series A-7, Daily VRDN and Put, 3.92%, 8/01/20 ........................................            400,000         400,000
     Sub Series E-3, Daily VRDN and Put, 3.92%, 8/01/23 ........................................            800,000         800,000
a New York City HDC,
     MF Rental Housing Revenue, Carnegie Park, Series A, FNMA Insured, Weekly VRDN and Put,
      3.88%, 11/15/19 ..........................................................................          2,950,000       2,950,000
     MF Rental Housing Revenue, One Columbus Place Development, Series A, FNMA Insured,
      Weekly VRDN and Put, 3.93%, 11/15/28 .....................................................          1,000,000       1,000,000
     MF Revenue, Mortgage, Marseilles Apartments, Series A, Weekly VRDN and Put, 3.84%,
      12/01/34 .................................................................................          1,575,000       1,575,000
a New York City IDAR, Liberty, 1 Bryant Park LLC, Series A, Weekly VRDN and Put, 3.96%,
   11/01/39 ....................................................................................          3,000,000       3,000,000
a New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 3.92%, 6/15/18 ................          1,500,000       1,500,000
     Series C, FGIC Insured, Daily VRDN and Put, 3.88%, 6/15/22 ................................            900,000         900,000
     Series C, FGIC Insured, Daily VRDN and Put, 3.88%, 6/15/23 ................................            100,000         100,000
     Series G, FGIC Insured, Daily VRDN and Put, 3.92%, 6/15/24 ................................            300,000         300,000
a New York City Transitional Finance Authority Revenue,
     Future Tax Secured, Refunding, Sub Series C5, Daily VRDN and Put, 3.89%, 8/01/31 ..........          1,500,000       1,500,000
     New York City Recovery, Series 1, Sub Series 1C, Daily VRDN and Put, 3.89%, 11/01/22 ......            700,000         700,000
     New York City Recovery, Series 1, Sub Series 1D, Daily VRDN and Put, 3.98%, 11/01/22 ......            600,000         600,000
a New York City Trust Cultural Resources Revenue, Refunding, American Museum Natural History,
   Series A, MBIA Insured, Weekly VRDN and Put, 3.84%, 4/01/21 .................................            500,000         500,000
a New York State Dormitory Authority Revenues,
     Cornell University, Series A, Weekly VRDN and Put, 3.85%, 7/01/29 .........................            900,000         900,000
     Cornell University, Series B, Weekly VRDN and Put, 3.85%, 7/01/30 .........................            200,000         200,000
     Mental Health Facilities Improvement, Refunding, Series F-2B, FSA Insured, Weekly VRDN
      and Put, 3.87%, 2/15/21 ..................................................................          1,000,000       1,000,000
     Mental Health Services, Sub Series D-2B, FSA Insured, Weekly VRDN and Put, 3.85%,
      2/15/31 ..................................................................................          1,200,000       1,200,000
     New York Public Library, Series B, MBIA Insured, Weekly VRDN and Put, 3.88%, 7/01/28 ......          2,100,000       2,100,000


14 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                          PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
a New York State Dormitory Authority Revenues, (continued)
     Non State Supported Debt, Court Facilities Lease, Series B, Weekly VRDN and Put, 3.90%,
      5/15/39 ..................................................................................   $      2,000,000   $   2,000,000
     Non State Supported Debt, University of Rochester, Refunding, Series A-1, MBIA Insured,
      Weekly VRDN and Put, 3.84%, 7/01/27 ......................................................          1,000,000       1,000,000
     Oxford University Press Inc., Weekly VRDN and Put, 3.85%, 7/01/25 .........................            700,000         700,000
a New York State Energy Research and Development Authority PCR, Orange and Rockland Project,
   Series A,
     AMBAC Insured, Weekly VRDN and Put, 3.83%, 8/01/15 ........................................          1,350,000       1,350,000
     FGIC Insured, Weekly VRDN and Put, 3.83%, 10/01/14 ........................................          1,100,000       1,100,000
  New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue,
   Revolving Funds, Refunding, Series C, 4.00%, 6/15/07 ........................................          1,000,000       1,001,431
  New York State GO, Mandatory Put 1/16/07, Refunding, Series B, 3.60%, 3/15/30 ................          2,500,000       2,500,000
a New York State HFAR,
     100 Maiden Lane Housing, Series A, Weekly VRDN and Put, 3.89%, 11/01/37 ...................          1,000,000       1,000,000
     350 West 43rd Street, Series A, Weekly VRDN and Put, 3.95%, 11/01/34 ......................          2,000,000       2,000,000
     FNMA Insured, Weekly VRDN and Put, 3.93%, 11/15/29 ........................................            500,000         500,000
a New York State Local Government Assistance Corp. Revenue,
     Series F, Weekly VRDN and Put, 3.80%, 4/01/25 .............................................            800,000         800,000
     Series G, Weekly VRDN and Put, 3.83%, 4/01/25 .............................................          2,700,000       2,700,000
  New York State Power Authority Revenue and General Purpose GO, Consented, 3.60%,
   3/01/16 .....................................................................................            500,000         500,000
  New York State Thruway Authority General Revenue, Series D, Pre-Refunded, 5.50%,
   1/01/16 .....................................................................................            750,000         777,498
  Schenectady GO, BAN, 4.50%, 5/24/07 ..........................................................          1,000,000       1,003,135
  Syracuse GO, RAN, Series D, 4.25%, 7/10/07 ...................................................          1,000,000       1,003,755
a Triborough Bridge and Tunnel Authority Special Obligation Revenue, Refunding, Series C,
   FSA Insured, Weekly VRDN and Put, 3.85%, 1/01/31 ............................................          2,600,000       2,600,000
                                                                                                                      -------------
                                                                                                                         59,025,819
                                                                                                                      -------------
  U.S. TERRITORIES 4.5%
  PUERTO RICO 4.5%
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
   Weekly VRDN and Put, 3.73%, 12/01/15 ........................................................            700,000         700,000
a Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
   Series A, AMBAC Insured, Weekly VRDN and Put, 3.93%, 7/01/28 ................................          1,100,000       1,100,000
  Puerto Rico Commonwealth Revenue, TRAN, 4.50%, 7/30/07 .......................................          1,000,000       1,005,618
                                                                                                                      -------------
                                                                                                                          2,805,618
                                                                                                                      -------------
  TOTAL SHORT TERM INVESTMENTS (COST $61,831,437) 99.8% ........................................                         61,831,437
  OTHER ASSETS, LESS LIABILITIES 0.2% ..........................................................                            126,257
                                                                                                                      -------------
  NET ASSETS 100.0% ............................................................................                      $  61,957,694
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 16.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 15

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

AMBAC - American Municipal Bond Assurance Corp.
BAN   - Bond Anticipation Note
CIFG  - CDC IXIS Financial Guaranty
COP   - Certificate of Participation
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FHA   - Federal Housing Authority/Agency
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assurance Inc.
GNMA  - Government National Mortgage Association
GO    - General Obligation
HDC   - Housing Development Corp.
HFAR  - Housing Finance Authority Revenue
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority Revenue
MBIA  - Municipal Bond Investors Assurance Corp.
MF    - Multi-Family
MTA   - Metropolitan Transit Authority
PCR   - Pollution Control Revenue
PFAR  - Public Financing Authority Revenue
RAN   - Revenue Anticipation Note
TECP  - Tax-Exempt Commercial Paper
TRAN  - Tax and Revenue Anticipation Note
XLCA  - XL Capital Assurance


16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin New York Tax-Free Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company, consisting of four funds (the Funds).

1. INCOME TAXES

At December 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                             ---------------------------------------
                                                                                                  FRANKLIN NEW YORK
                                                                             FRANKLIN NEW YORK    INTERMEDIATE-TERM
                                                                             INSURED TAX-FREE         TAX-FREE
                                                                                INCOME FUND          INCOME FUND
                                                                             ---------------------------------------
Cost of investments ....................................................     $     361,127,441    $     218,673,671
                                                                             =======================================
Unrealized appreciation ................................................     $      19,298,590    $       6,658,892
Unrealized depreciation ................................................               (12,412)              (2,069)
                                                                             ---------------------------------------
Net unrealized appreciation (depreciation) .............................     $      19,286,178    $       6,656,823
                                                                             =======================================

                                                                             ---------------------------------------
                                                                             FRANKLIN NEW YORK
                                                                               LIMITED-TERM       FRANKLIN NEW YORK
                                                                                 TAX-FREE            TAX-EXEMPT
                                                                                INCOME FUND          MONEY FUND
                                                                             ---------------------------------------
Cost of investments ....................................................     $       7,506,262    $      61,831,437
                                                                             =======================================
Unrealized appreciation ................................................     $          11,151    $              --
Unrealized depreciation ................................................               (15,819)                  --
                                                                             ---------------------------------------
Net unrealized appreciation (depreciation) .............................     $          (4,668)   $              --
                                                                             =======================================

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 17



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date  February 27, 2007












                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN NEW YORK TAX-FREE TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 27, 2007


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration














I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN NEW YORK TAX-FREE TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 27, 2007


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer